Offerings - Offering: 1	Sep. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	15,283,910
Proposed Maximum Offering Price per Unit	15.1904
Maximum Aggregate Offering Price	$ 232,168,706.46
Fee Rate	0.01531%
Amount of Registration Fee	$ 35,545.03
Offering Note	(1) Includes 1,993,550 additional shares of common stock that the underwriters have the option to purchase from over allotment option provider named in the prospectus supplement to which this exhibit is attached. (2) Calculated based on an exchange rate of S$1.2837 to US$1.00 as of September 16, 2025, per the noon buying rate set forth in the H.10 statistical release of The Board of Governors of the U.S. Federal Reserve System. The offering price is S$19.50 per share. (3) Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-290264) on September 15, 2025 (the "Registration Statement") was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended ("Securities Act") and is paid herewith. This "Calculation of Filing Fee" table shall be deemed to update the table attached as Exhibit 107 in accordance with Item 16 of the Registration Statement.